Summary of significant accounting policies - Narrative (Details) - ElectraMeccanica Vehicles Corp		1 Months Ended	12 Months Ended
	Apr. 14, 2023 vehicle	Apr. 30, 2023 vehicle	Dec. 31, 2023 USD ($) vehicle segment
Accounting Policies [Line Items]
Loan receivable to Tevva | $			$ 6,000,000
Impairment of loan receivable | $			6,000,000
Impairment of loss | $			$ 6,000,000
Number of vehicles sold | vehicle	429	429
Number of vehicles returned by customers | vehicle			392
Number of vehicles subject to recall | vehicle			23
Number of operating segments | segment			2